Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

United States Dollars
31 December 2021					31 December 2022
Land, mineral rights and rehabilitation assets	Mine development, infrastructure and other assets	Right-of-use assets relating to mine development, infrastructure and other assets	Total		Total	Right-of-use assets relating to mine development, infrastructure and other assets	Mine development, infrastructure and other assets	Land, mineral rights and rehabilitation assets

				Cost
424.3	10,850.8	526.5	11,801.6	Balance at beginning of the year	12,169.0	558.1	11,144.0	466.9
(7.8)	10.9	(3.1)	—	Reclassifications	—	—	1.8	(1.8)
1.9	1,086.8	—	1,088.7	Additions	1,069.3	—	1,058.5	10.8
—	7.5	—	7.5	Salares Norte project costs capitalised	6.3	—	6.3	—
—	—	54.4	54.4	Right-of-use assets capitalised during the year (refer note 33)	47.9	47.9	—	—
—	—	19.1	19.1	Remeasurements of right-of-use assets capitalised (refer note 33)[1]	11.6	11.6	—	—
—	12.5	—	12.5	General borrowing costs capitalised[2]	37.9	—	37.9	—
—	(13.4)	—	(13.4)	Disposals	(20.9)	—	(20.9)	—
(0.9)	(427.0)	(22.0)	(449.9)	Scrapping of assets	(116.8)	(20.3)	(90.7)	(5.8)
66.1	—	—	66.1	Changes in estimates of rehabilitation assets	(22.1)	—	—	(22.1)
(16.7)	(384.1)	(16.8)	(417.6)	Translation adjustment	(389.4)	(19.2)	(354.2)	(16.0)
466.9	11,144.0	558.1	12,169.0	Balance at end of the year	12,792.8	578.1	11,782.7	432.0
				Accumulated depreciation and impairment
72.4	6,860.1	97.9	7,030.4	Balance at beginning of the year	7,089.9	146.2	6,851.3	92.4
20.6	622.8	69.8	713.2	Charge for the year	844.3	72.6	746.1	25.6
—	1.8	5.2	7.0	Salares Norte depreciation capitalised	4.0	1.7	2.3	—
—	11.6	—	11.6	Impairment	391.4	44.5	339.3	7.6
—	21.3	—	21.3	Write-off of exploration and evaluation assets[3]	—	—	—	—
—	(12.2)	—	(12.2)	Disposals	(19.9)	—	(19.9)	—
(0.9)	(427.0)	(22.0)	(449.9)	Scrapping of assets	(116.8)	(20.3)	(90.7)	(5.8)
0.3	(227.1)	(4.7)	(231.5)	Translation adjustment	(215.8)	(4.9)	(209.5)	(1.4)
92.4	6,851.3	146.2	7,089.9	Balance at end of the year	7,977.1	239.8	7,618.9	118.4
374.5	4,292.7	411.9	5,079.1	Carrying value at end of the year	4,815.7	338.3	4,163.8	313.6
[1]    The re-measurements in 2022 relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index (“CPI”). (2021: Leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index (“CPI”), as well as the leases relating to Tarkwa's power purchase agreement that changed due to a change in the life-of mine).
[2]    General borrowing costs of US37.9 million (2021: US$12.5 million) arising on Group general borrowings were capitalised during the period and related to the Salares Norte project. An average interest capitalisation rate of 6.4% (2021: 5.9%) was applied. In February 2020, the Salares Norte project was approved by the Board and capital expenditure commenced in April 2020, resulting in capitalisation of borrowing costs from that date.
[3]    The write-off of exploration and evaluation assets in 2021 was due to specific exploration programmes not yielding results to warrant further exploration at the Group’s Australian operations. The US$21.3 million was included in the US$60.6 million “Exploration expense” in the consolidated income statement in 2021.